CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss attributable to Corporation	$ 1,171	$ 698	$ (41,753)	$ (21,051)
Net income attributable to noncontrolling interest	2,774	786	3,358	45
Net loss	3,945	1,484	(38,395)	(21,006)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,551	3,853	16,379	16,096
Loss on early extinguishment of debt			17,157	0
Amortization of loan costs and debt discounts			2,298	2,860
Payment in kind interest	0	507	1,022	2,040
Deferred income taxes			(1,145)	1,352
Loss on disposal/sale of property and equipment	(21)	22	851	133
Notes payable early repayment penalty and fees to advisors			(9,174)	0
Unrealized Gain Loss On Change In Fair Value Of Notes Payable Due To Related Party	0	(507)	(5,094)	(631)
Unrealized loss on foreign currency transactions	2,230	0	1,191	0
Share-based compensation			200	1,298
Provision for doubtful accounts			0	254
Changes in operating assets and liabilities:
Accounts receivable	7,570	(33,163)	(38,198)	(13,597)
Prepaid expenses	7,970	(3,610)	(13,403)	3,947
Deferred costs on contracts	1,536	(7,437)	(1,556)	2,721
Accounts payable	(3,492)	18,895	17,582	3,915
Accrued liabilities	(6,396)	7,477	13,506	(2,488)
Deferred revenue	1,623	10,240	(7,741)	(1,393)
Income and other taxes payable	(12,976)	(1,069)	14,510	1,177
Other, net	4	29	(79)	5,023
Net cash provided by (used in) operating activities	6,988	(1,406)	(19,901)	2,963
Investing activities:
Purchase of property and equipment	(4,310)	(2,125)	(28,203)	(11,110)
Proceeds from sale of property and equipment	21	0	119	0
Net cash used in investing activities	(4,289)	(2,125)	(28,084)	(11,110)
Financing activities:
Proceeds from issuance of senior secured notes			150,000	0
Net proceeds from Merger			0	35,277
Repayments of notes payable	(388)	(200)	(99,659)	(800)
Repayments of advances from related parties			0	(53)
Payment of loan issuance costs			(7,543)	(2,750)
Merger costs			0	(5,027)
Repayments of capital lease obligations	(102)	(223)	(493)	(797)
Distribution to noncontrolling interest	(3,358)	0	(45)	0
Dividend payments on Former SAE common and preferred shares			(1,072)	(15,084)
Net cash provided by financing activities	(3,848)	(423)	41,188	10,766
Effect of exchange rate changes on cash and cash equivalents	(244)	6	1,768	(989)
Net change in cash and cash equivalents	(1,393)	(3,948)	(5,029)	1,630
Cash and cash equivalents at the beginning of period	12,322	17,351	17,351	15,721
Cash and cash equivalents at the end of period	10,929	13,403	12,322	17,351
Supplemental disclosures of cash flow information:
Interest paid	8,199	2,265	11,170	9,256
Income taxes paid	728	270	10,610	4,163
Non-cash investing and financing activities:
Provision for doubtful accounts	0	500	500	0
Dividends accrued but unpaid on Former SAE preferred shares			0	1,072
Capital assets acquired under equipment note payable			1,654	0
Capital assets acquired under capital leases	0	40	92	98
Capital assets included in accounts payable	50	15	2,434	287
Cash flow impact of Merger			0
Proceeds from Lines of Credit	14,200	0
Repayments of Lines of Credit	$ 14,200	$ 0